Consolidated Income Statement - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Income Statement
Interest income	$ 44,794,595	$ 46,790,036	$ 34,250,524
Interest expenses	(34,913,451)	(26,787,390)	(12,782,957)
Net interest income	9,881,144	20,002,646	21,467,567
Net income from financial instruments (NIFFI) at fair value through profit or loss	20,960,966	9,707,395	5,454,354
Exchange rate differences on gold and foreign currency	(324,070)	1,733,237	604,734
NIFFI And Exchange Rate Differences	20,636,896	11,440,632	6,059,088
Net Financial Income	30,518,040	31,443,278	27,526,655
Services Fee Income	8,599,607	9,118,706	9,327,965
Services Fee Expense	(2,243,970)	(2,181,620)	(1,877,412)
Income from insurance activities	1,393,356	1,305,522	1,383,709
Net Service Fee Income	7,748,993	8,242,608	8,834,262
Subtotal	38,267,033	39,685,886	36,360,917
Results from exposure to changes in the purchasing power of money	(5,359,565)	(9,253,021)	(3,986,190)
Other operating income	2,755,267	3,805,134	2,827,476
Loan loss provisions	(7,736,868)	(7,967,031)	(6,204,348)
Net operating income	27,925,867	26,270,968	28,997,855
Personnel expenses	14,164,289	13,504,300	13,439,165
Administration expenses	7,573,543	8,615,396	7,566,294
Depreciation and impairment of non-financial assets	1,814,671	665,154	956,819
Other operating expenses	6,358,291	6,633,161	6,394,542
(Loss) / Income before taxes	(1,984,927)	(3,147,043)	641,035
Income tax	(168,695)	(1,555,074)	(1,802,869)
Net loss for the year	(2,153,622)	(4,702,117)	(1,161,834)
Net loss for the year attributable to owners of the parent company	(2,151,600)	(4,658,050)	(1,160,465)
Net loss for the year attributable to non-controlling interests	$ (2,022)	$ (44,067)	$ (1,369)